Average Annual Total Returns	12 Months Ended	25 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 2500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	17.59%
Russell 3000 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	22.70%
Hilton Small-MidCap Opportunity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.43%	15.78%
Performance Inception Date		Nov. 28, 2023
Hilton Small-MidCap Opportunity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.12%	15.55%
Hilton Small-MidCap Opportunity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.93%	12.21%